                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-07939
                                          -------------------------------------

                                 Merrimac Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

200 Clarendon Street, P.O. Box 9130, Boston, MA               02117
-------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip code)


Susan C. Mosher, Secretary of the Merrimac Funds
Mail Code LEG 13  200 Clarendon Street, Boston, MA            02116
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       (888) 637-7622
                                                          -------------------

Date of fiscal year end:      12/31/2004
                              --------------

Date of reporting period:     12/31/2004
                              --------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     [logo]

                               MERRIMAC CASH FUND

                                 Annual Report
                               December 31, 2004

                               MERRIMAC CASH FUND
                        SHAREHOLDER EXPENSES (UNAUDITED)
-------------------------------------------------------------------------------

       As a shareholder of the Merrimac Cash Fund, you incur ongoing operational costs of the fund, including management fees and other fund expenses. The annualized expense ratio reflects the feeder fund's proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See Note 1 to the Merrimac Cash Fund Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

       The example is based on an investment of $1,000 vested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

       ACTUAL EXPENSES The first line under the fund name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

       HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under the fund name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                 EXPENSES PAID
                           BEGINNING           ENDING                            DURING PERIOD
                         ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED       (JULY 1 THROUGH
                         JULY 1, 2004    DECEMBER 31, 2004    EXPENSE RATIO   DECEMBER 31, 2004)
                         -------------  --------------------  -------------  ---------------------
 PREMIUM CLASS
   Actual..............      $1,000.00             $1,007.40          0.15%                  $0.75
   Hypothetical (5%
     return before
     expenses).........       1,000.00              1,024.39          0.15%                   0.76

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
-------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                              $ 200,174,532
    Prepaid expenses                                                    11,291
                                                                 -------------
        Total assets                                               200,185,823
                                                                 -------------
LIABILITIES
    Distributions payable to shareholders                              376,121
    Accrued expenses                                                    41,033
                                                                 -------------
        Total liabilities                                              417,154
                                                                 -------------
NET ASSETS                                                       $ 199,768,669
                                                                 =============
NET ASSETS CONSIST OF:
    Paid in capital                                              $ 200,009,757
    Accumulated net realized loss on investments                      (241,088)
                                                                 -------------
        Total net assets                                         $ 199,768,669
                                                                 =============
TOTAL NET ASSETS
    Premium Class                                                $ 199,768,669
                                                                 =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)
    Premium Class                                                  200,000,001
                                                                 =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                                $        1.00
                                                                 =============


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------



NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                                       $   9,820,461
    Expenses (Note 4)                                               (1,261,507)
                                                                 -------------
        Net investment income from Portfolio                         8,558,954
                                                                 -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                                      75,263
    Audit                                                               17,016
    Legal                                                                5,868
    Printing                                                             7,979
    Insurance                                                           16,840
    Trustees fees and expenses                                           9,868
    Ratings fee                                                          6,600
    Miscellaneous                                                       14,865
                                                                 -------------
        Total Expenses                                                 154,299
                                                                 -------------
NET INVESTMENT INCOME                                                8,404,655
                                                                 -------------
NET REALIZED LOSS ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                           (140,419)
                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   8,264,236
                                                                 =============


    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED DECEMBER 31,
                                              --------------------------------
                                                   2004              2003
                                              --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                     $   8,404,655     $  11,243,568
    Net realized gain (loss) allocated
      from Portfolio                               (140,419)           10,287
                                              -------------     -------------
        Net increase in net assets from
          operations                              8,264,236        11,253,855
                                              -------------     -------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                                (8,404,655)      (11,243,568)
                                              -------------     -------------
        Total dividends declared                 (8,404,655)      (11,243,568)
                                              -------------     -------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold                   370,000,000     1,512,080,875
    Proceeds from dividends reinvested                   --           735,837
    Payment for shares redeemed              (1,135,000,000)   (1,941,540,477)
                                              -------------     -------------
        Net decrease in net assets
          derived from share
          transactions                         (765,000,000)     (428,723,765)
                                              -------------     -------------
NET DECREASE IN NET ASSETS                     (765,140,419)     (428,713,478)
NET ASSETS
    Beginning of period                         964,909,088     1,393,622,566
                                              -------------     -------------
    End of period                             $ 199,768,669     $ 964,909,088
                                              =============     =============


    The accompanying notes are an integral part of the financial statements.

                                      MERRIMAC CASH FUND
                                     FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                        PREMIUM CLASS
                                 ------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------
                                    2004        2003         2002         2001        2000
                                 ----------  ----------  ------------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF YEAR              $    1.000  $    1.000    $    1.000   $   1.000   $   1.000

  Net investment income               0.012       0.011         0.019       0.042       0.063

  Dividends from net
    investment income                (0.012)     (0.011)       (0.019)     (0.042)     (0.063)
                                 ----------  ----------    ----------   ---------   ---------

NET ASSET VALUE, END OF
  YEAR                           $    1.000  $    1.000    $    1.000   $   1.000   $   1.000
                                 ==========  ==========    ==========   =========   =========


TOTAL RETURN(1)                        1.23%       1.13%         1.88%       4.31%       6.52%

RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                         0.19%       0.20%         0.19%       0.20%       0.21%

  Net investment income                1.12%       1.14%         1.84%       4.12%       6.32%

  Net assets, end of year
    (000s omitted)               $  199,769  $  964,909   $ 1,393,623   $ 953,892   $ 608,384




(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.


    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated February 5, 1997 as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no Institutional Class shares outstanding during the year ended December 31, 2004.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2004 the investment by the Fund represents ownership of a proportionate interest of 9.71% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all applicable Merrimac funds.

     E. ALLOCATION OF OPERATING ACTIVITY

       Investment income and common expenses are allocated among the classes of shares of a fund based on the average daily net assets of each class.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

       The tax character of distributions declared during the periods ended December 31, 2004, and 2003 were $8,404,655, and $11,243,568, respectively, from ordinary income.

       As of December 31, 2004, the components of distributable earnings (accumulated losses) on a federal income tax basis consisted of $(241,088) of loss carryforwards and deferrals.

       As of December 31, 2004, the Fund had an available loss carryforwards of $58,053, $38,448 and $143,589 which will expire in 2007, 2008 and 2012, respectively. For the period ended December 31, 2004, the Fund has elected to defer $998 of capital losses attributable to Post-October losses.

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See
       Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Adviser voluntarily waived a portion of its management fee during 2004 for the Cash Portfolio. The Fund's portion of the waiver was $67,421.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for year ended December 31, 2004 aggregated $370,000,000 and $1,143,985,704, respectively.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:


                                                         PREMIUM CLASS
                                                 ------------------------------
                                                   YEAR ENDED      YEAR ENDED
                                                  DECEMBER 31,    DECEMBER 31,
                                                      2004            2003
                                                 --------------  --------------

         Shares sold...........................     370,000,000   1,512,080,875
         Shares reinvested.....................              --         735,837
         Shares redeemed.......................  (1,135,000,000) (1,941,540,477)
                                                 --------------  --------------
         Net increase (decrease) in shares.....    (765,000,000)   (428,723,765)
                                                 ==============  ==============

       At December 31, 2004, Investors Bank, as agent for its clients, was record holder of 100.00% of the Cash Fund's outstanding shares.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Merrimac Cash Fund

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 9, 2005

                               MERRIMAC CASH FUND
                    SHAREHOLDERS MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

       A special meeting of the shareholders of the Merrimac Cash Fund (the "Cash Fund") was held on December 2, 2004. The result of the vote taken among shareholders to elect five Trustees to serve on the Board of Trustees of the Merrimac Funds until their successors have been duly elected and qualified is listed below:


                                                       AFFIRM      WITHHOLD
                                                   --------------  --------

         FRANCIS J. GAUL, JR.                      183,406,391.20    0.00
         KEVIN J. SHEEHAN                          183,406,391.20    0.00
         THOMAS E. SINTON                          183,406,391.20    0.00
         THOMAS J. BROWN                           183,406,391.20    0.00
         ARTHUR H. MEEHAN                          183,406,391.20    0.00

                                                      MERRIMAC CASH PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.3%
Caisse Nationale Des Caisses D' Epangne............         1.72             05/04/05       $       25,000,000   $     24,855,645
Sheffield Receivables Corporation..................         2.22             01/20/05                2,530,000          2,527,049
                                                                                                                 ----------------
                                                                                                                       27,382,694
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 27.3%
Bear Stearns - EMC Mortgage Corporation............         2.46             01/03/05               75,000,000         75,000,000
Bear Stearns Companies, Inc........................         2.26             01/05/05               25,000,000         25,000,000
Beta Finance, Inc..................................         2.27             01/03/05               50,000,000         50,000,000
Caterpillar Finance Services Corporation...........         2.55             03/01/05               10,000,000         10,000,000
Goldman Sachs Group, Inc., Promissory Note+........         2.44             01/03/05              103,000,000        103,000,000
JPMorgan Securities, Inc...........................         2.41             01/15/05              100,000,000        100,000,000
K2 (USA) LLC.......................................      1.95-2.31           01/03/05               75,000,000         75,016,760
Morgan Stanley, Dean Witter & Co...................         2.31             01/03/05               50,000,000         50,000,000
                               ....................         2.18             01/18/05               10,000,000         10,000,000
Royal Bank of Canada...............................         2.31             01/10/05               14,000,000         14,000,000
Westpac Banking Corporation........................         2.46             03/11/05               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                      562,016,760
                                                                                                                 ----------------
CORPORATE DEBT - 7.1%
Associates Corporation of North America............         1.39             02/15/05                9,079,000          9,148,970
Citigroup Commercial Credit........................         1.41             03/01/05                6,100,000          6,162,114
Credit Suisse First Boston USA, Inc................         1.36             03/01/05               10,000,000         10,107,777
Deutsche Bank NY...................................         1.50             03/08/05               50,000,000         50,000,000
General Electric Capital Corporation...............         1.47             02/01/05               10,000,000         10,048,186
Merrill Lynch & Co., Inc...........................         1.45             03/08/05               10,000,000         10,056,110
Sigma Finance Corporation..........................         1.45             03/08/05               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                      145,523,157
                                                                                                                 ----------------
PROMISSORY NOTES - 1.0%
Goldman Sachs Group, Inc.+.........................         1.94             01/24/05               20,000,000         20,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 15.8%
Federal Home Loan Bank.............................         1.40             03/23/05               50,000,000         50,000,000
                      .............................         1.30             04/19/05              100,000,000        100,000,000
Federal National Mortgage Association..............         1.38             02/14/05               25,000,000         25,000,000
                                  .................         1.38             02/18/05               45,000,000         45,000,000
                                  .................         1.36             03/04/05               23,000,000         22,999,922
                                  .................         1.37             05/03/05               35,000,000         34,998,908
                                  .................         1.65             05/16/05               35,000,000         35,000,000
                                  .................         1.66             05/20/05               12,000,000         12,012,377
                                                                                                                 ----------------
                                                                                                                      325,011,207
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 9.9%
Canadian Imperial Bank of Commerce NY..............         1.41             03/03/05               25,000,000         24,995,932
Credit Agricole Indosuez...........................         1.50             05/04/05               50,000,000         50,000,000
HSBC USA, Inc......................................         1.56             04/22/05               20,000,000         20,000,000
Natexis Banque Populair............................         1.31             02/22/05               60,000,000         60,000,430
                     ..............................         1.27             03/07/05               50,000,000         49,999,109
                                                                                                                 ----------------
                                                                                                                      204,995,471
                                                                                                                 ----------------
TIME DEPOSITS - 5.8%
Branch Banking & Trust.............................         2.13             01/03/05               60,000,000         60,000,000
KeyBank............................................         2.13             01/03/05               60,000,000         60,000,000
                                                                                                                 ----------------
                                                                                                                      120,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 2.6%
CIT Equipment Collateral Trust 2004-VT1 A1.........         1.12             03/20/05                3,900,634          3,900,634


                             The accompanying notes are an integral part of the financial statements.

                                                                 9

                                                     MERRIMAC CASH PORTFOLIO
                                           SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
John Deere Owner Trust 2004-A A1...................      1.14-1.35           01/11/05       $       15,779,006   $     15,778,734
Residential Mortgage Acceptance Corporation
  2004-NS2A A1*....................................         1.59             01/12/05               33,973,674         33,973,674
                                                                                                                 ----------------
                                                                                                                       53,653,042
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 28.7%
Credit Suisse First Boston Putable Repurchase
Agreement, dated 02/18/04, with a final maturity
date of 03/14/05, interest receivable at December
31, 2004 of $1,627,267, collateralized by a U.S.
Government Agency Obligation with a rate of 0.00%
and a maturity of 01/12/05, with an aggregate
market value of $142,804,967.......................         1.32             01/07/05              140,000,000        140,000,000
Credit Suisse First Boston Putable Repurchase
Agreement, dated 04/08/04, with a final maturity
date of 05/02/05, interest receivable at December
31, 2004 of $1,123,625, collateralized by a U.S.
Government Agency Obligation with a rate of 0.00%
and a maturity of 03/18/19, with an aggregate
market value of $102,000,823.......................         1.52             01/07/05              100,000,000        100,000,000
Deutsche Bank Putable Repurchase Agreement, dated
04/23/04, with a final maturity date of 05/24/05,
interest receivable at December 31, 2004 of
$1,113,875, collateralized by U.S. Government
Agency Obligations with rates ranging from 0.00% to
7.625% and maturities ranging from 01/03/05 to
07/15/32, with an aggregate market value of
$96,900,140........................................         1.68             01/07/05               95,000,000         95,000,000
Deutsche Bank Putable Repurchase Agreement, dated
05/04/04, with a final maturity date of 06/03/05,
interest receivable at December 31, 2004 of
$2,327,658, collateralized by U.S. Government
Agency Obligations with rates ranging from 0.00% to
7.625% and maturities ranging from 01/03/05 to
07/15/32, with an aggregate market value of
$193,800,821.......................................         1.83             01/07/05              190,000,000        190,000,000
Goldman Sachs Repurchase Agreement, dated 12/31/04,
with a maturity value of $66,012,265,
collateralized by U.S. Government Agency
Obligations with rates ranging from 5.00% to 6.00%
and maturities ranging from 10/01/19 to 02/25/33,
with an aggregate market value of $67,320,000......         2.23             01/03/05               66,000,000         66,000,000
                                                                                                                 ----------------
                                                                                                                      591,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.5%                                                                        2,049,582,331

Other assets and liabilities, net - 0.5%                                                                               11,238,992
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  2,060,821,323
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+ Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                            MERRIMAC CASH PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)

         Repurchase Agreements                                    28.7%
         Variable Rate Notes                                      27.3%
         U.S. Government Agency Fixed Obligations                 15.8%
         Certificates of Deposit                                   9.9%
         Corporate Debt                                            7.1%
         Time Deposits                                             5.8%
         Asset Backed Securities                                   2.6%
         Commercial Paper                                          1.3%
         Promissory Notes                                          1.0%
         Other assets and liabilities, net                         0.5%




    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------



ASSETS
    Investments, at value (Note 1)                         $  1,458,582,331
    Repurchase agreements                                       591,000,000
    Cash                                                            452,554
    Interest receivable                                          10,846,338
    Prepaid expenses                                                 60,661
                                                           ----------------
        Total assets                                          2,060,941,884
                                                           ----------------
LIABILITIES
    Management fee payable (Note 2)                                  38,975
    Accrued expenses                                                 81,586
                                                           ----------------
        Total liabilities                                           120,561
                                                           ----------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                                $  2,060,821,323
                                                           ================


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------



INCOME
    Interest and dividends                                  $  67,853,305
                                                            -------------
EXPENSES
    Management fees (Note 2)                                    8,683,168
    Audit                                                          47,143
    Transaction fees                                               13,951
    Legal                                                          29,530
    Insurance                                                      50,711
    Trustees fees and expenses                                     53,229
    Ratings fee                                                     4,995
    Line of credit fee                                            101,510
    Miscellaneous                                                  16,166
                                                            -------------
        Total expenses                                          9,000,403
                                                            -------------
        Reduction of management fee (Note 2)                     (578,367)
                                                            -------------
        Net expenses                                            8,422,036
                                                            -------------

NET INVESTMENT INCOME                                          59,431,269
                                                            -------------

NET REALIZED LOSS ON INVESTMENTS                               (1,055,687)
                                                            -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $  58,375,582
                                                            =============


    The accompanying notes are an integral part of the financial statements.

                                     MERRIMAC CASH PORTFOLIO
                               STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------
                                                             2004                   2003
                                                      -------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                              $    59,431,269        $    56,973,134
    Net realized gain (loss) on investments                 (1,055,687)                53,724
                                                       ---------------        ---------------
        Net increase in net assets from operations          58,375,582             57,026,858
                                                       ---------------        ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    Contributions                                       39,360,152,742         33,193,949,024
    Withdrawals                                        (41,812,040,733)       (34,565,135,617)
                                                       ---------------        ---------------
        Net decrease from investors' transactions       (2,451,887,991)        (1,371,186,593)
                                                       ---------------        ---------------
NET DECREASE IN NET ASSETS                              (2,393,512,409)        (1,314,159,735)
NET ASSETS
    Beginning of period                                  4,454,333,732          5,768,493,467
                                                       ---------------        ---------------
    End of period                                      $ 2,060,821,323        $ 4,454,333,732
                                                       ===============        ===============


            The accompanying notes are an integral part of the financial statements.

                                               13

                                     MERRIMAC CASH PORTFOLIO
                                      FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------

                                                 YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------
                               2004          2003          2002          2001          2000
                           ------------  ------------  ------------  ------------  ------------

TOTAL RETURN(1)                    1.25%         1.17%         1.87%         4.26%         6.34%

ANNUALIZED RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA

  Net expenses                     0.16%         0.18%         0.18%         0.18%         0.19%

  Net investment income            1.16%         1.16%         1.87%         3.83%         6.34%

  Net expenses before
    waiver and
    reimbursements                 0.18%           --            --            --            --

  Net assets, end of year
    (000s omitted)         $  2,060,821  $  4,454,334  $  5,768,493  $  4,992,093  $  1,098,004




(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period.


            The accompanying notes are an integral part of the financial statements.

                                               14

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio. The Adviser voluntarily waived a portion of this fee during 2004.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the Cash Portfolio's sub-adviser. For its services, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule:
       0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio.

       The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $127,800,127,394 and $130,209,097,109 respectively for the
       Cash Portfolio for the year ended December 31, 2004.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the year ended December 31, 2004.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 9, 2005

                            MERRIMAC CASH PORTFOLIO
                    SHAREHOLDERS MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

       A special meeting of the shareholders of the Merrimac Cash Portfolio (the "Cash Portfolio"), Merrimac Prime Portfolio (the "Prime Portfolio"), Merrimac Treasury Portfolio (the "Treasury Portfolio"), Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "U.S. Government Portfolio"), and Merrimac Municipal Portfolio (the "Municipal Portfolio"), each a series of the Merrimac Master Portfolio was held on December 2, 2004. The result of votes taken among shareholders on the proposal related to the Cash Portfolio is listed below.

     PROPOSAL 1

       To elect five Trustees to serve on the Board of Trustees of the Merrimac Master Portfolio until their Successors have been duly elected and qualified.

                                                     AFFIRM         WITHHOLD
                                                ----------------  -------------

         FRANCIS J. GAUL, JR.                   5,181,773,535.66  12,577,102.00
         KEVIN J. SHEEHAN                       5,137,689,913.66  56,660,724.00
         THOMAS E. SINTON                       5,181,773,535.66  12,577,102.00
         THOMAS J. BROWN                        5,181,773,535.66  12,577,102.00
         ARTHUR H. MEEHAN                       5,182,611,062.66  11,739,575.00

                                   BOARD OF DIRECTOR INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the
Merrimac Funds:

                                                                                                NUMBER OF
                          POSITIONS HELD                                                      PORTFOLIOS IN
                          WITH THE TRUST       TERM OF OFFICE                                  FUND COMPLEX
                         AND THE PORTFOLIO     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE         TRUST           TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 -------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 FRANCIS J. GAUL, JR.    Trustee            Merrimac Master       Private Investor July            13
 200 Clarendon Street,                      Portfolio since       1997 -- present, Vice
 Boston, Massachusetts                      1996; Merrimac        President and Principal,
 02116                                      Series since 1998     Triad Investment
 Age: 61                                                          Management Company
                                                                  (Registered Investment
                                                                  Adviser) July 1996 --
                                                                  May 1997.

 THOMAS E. SINTON        Trustee            Merrimac Master       Retired, Managing                13
 200 Clarendon Street,                      Portfolio since       Director, Corporate
 Boston, Massachusetts                      1996; Merrimac        Accounting Policy, April
 02116                                      Series since 1998     1993 -- October 1996 and
 Age: 72                                                          Consultant, January
                                                                  1993 -- March 1996,
                                                                  Bankers Trust Company.

 THOMAS J. BROWN         Trustee            Since 2003            Chief Operating Officer          13
 200 Clarendon Street,                                            and Chief Financial
 Boston, Massachusetts                                            Officer of American
 02116                                                            General Asset Management
 Age: 59                                                          (Investment Management),
                                                                  August 2000 to April
                                                                  2002; Chief Financial
                                                                  Officer, Cypress
                                                                  Holdings (Investment
                                                                  Management), October
                                                                  1997 to August 2000.

 ARTHUR H. MEEHAN        Trustee            Since 2004            St. Vincent College,             13
 200 Clarendon Street,                                            Director 1999 --
 Boston, Massachusetts                                            present, Citizens Bank,
 02116                                                            Director October
 Age: 69                                                          2002 -- present and
                                                                  Medford Savings Bank,
                                                                  Chief Executive Officer
                                                                  and President February
                                                                  1992 -- November 2002.


 -------------------------------------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.

(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds,
    comprising thirteen series as of December 31, 2004.


                                   BOARD OF DIRECTOR INFORMATION (UNAUDITED)
 -------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                          POSITIONS HELD                                                      PORTFOLIOS IN
                          WITH THE TRUST       TERM OF OFFICE                                  FUND COMPLEX
                         AND THE PORTFOLIO     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE         TRUST           TIME SERVED(3)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(4)
 -------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE AND
 OFFICERS(5)
 KEVIN J. SHEEHAN        Trustee            Merrimac Master       Chairman, Chief                  13
 200 Clarendon Street,                      Portfolio since       Executive Officer and
 Boston, Massachusetts                      1996; Merrimac        President of Investors
 02116                                      Series since 1998     Financial Services Corp.
 Age: 53                                                          and Investors Bank &
                                                                  Trust Company, June 1995
                                                                  to August 2001; Chairman
                                                                  and Chief Executive
                                                                  Officer of Investors
                                                                  Financial Services Corp.
                                                                  and Investors Bank &
                                                                  Trust Company, August
                                                                  2001 to present.

 PAUL J. JASINSKI        President and      Merrimac Master       Managing Director,               13
 200 Clarendon Street,   Chief Executive    Portfolio since       Investors Bank & Trust
 Boston, Massachusetts   Officer            1999; Merrimac        Company, 1990 --
 02116                                      Series since 2001     present; Director
 Age: 57                                                          November 1996 --
                                                                  present, Investors
                                                                  Bank & Trust --
                                                                  Advisory Division.

 JOHN F. PYNE            Vice President,    Treasurer and Chief   Director, Investors              13
 200 Clarendon Street,   Treasurer and      Financial Officer     Bank & Trust Company
 Boston, Massachusetts   Chief Financial    since 2002, Vice      2000 -- present.
 02116                   Officer            President since 2000  Assistant Treasurer,
 Age: 36                                                          State Street Bank
                                                                  1992 -- 2000.

 DONALD F. COOLEY        Vice President     Merrimac Series       Director/Sales,                  13
 200 Clarendon Street,                      since 2001, Merrimac  Investors Bank & Trust
 Boston, Massachusetts                      Master Portfolio      Company May 2001 --
 02116                                      since 2003            present. Vice President,
 Age: 41                                                          Credit Suisse First
                                                                  Boston 1999 -- 2000.
                                                                  Vice President, Citicorp
                                                                  1988 -- 1998.

 SUSAN C. MOSHER         Secretary          Merrimac Master       Senior Director                  13
 200 Clarendon Street,                      Portfolio since       2001-present, Director
 Boston, Massachusetts                      1997; Merrimac        1995-2000, Mutual Fund
 02116                                      Series since 1998     Administration -- Legal
 Age: 49                                                          Administration,
                                                                  Investors Bank & Trust
                                                                  Company.

 SANDRA I. MADDEN        Assistant          Since 1999            Senior Associate                 13
 200 Clarendon Street,   Secretary                                Counsel, Mutual Fund
 Boston, Massachusetts                                            Administration -- Legal
 02116                                                            Administration,
 Age: 38                                                          Investors Bank & Trust
                                                                  Company, 1999 --
                                                                  present; Associate,
                                                                  Scudder Kemper
                                                                  Investments, Inc.,
                                                                  1996-1999.

 DONNA M. ROGERS         Chief Compliance   Since 2004            Senior Director 1996 --          13
 200 Clarendon Street,   Officer                                  present, Director
 Boston, Massachusetts                                            1994-1996, Mutual Fund
 02116                                                            Administration --
 Age: 38                                                          Reporting & Compliance,
                                                                  Investors Bank & Trust
                                                                  Company.

--------------------------------------------------------------------------------------------------------------

(3) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(4) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds,
    comprising thirteen series as of December 31, 2004.
(5) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Fund of the Merrimac Funds invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2003 to June 30, 2004.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM 2. CODE OF ETHICS.

    As of December 31, 2004, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2004, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has an audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Thomas E. Sinton, who is independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2004 and 2003 were $9,649 and $60,000, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2004 and 2003.
(c) TAX FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2004 and 2003 were $1,351 and $4,000, respectively.
(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2004 and 2003.
(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas E. Sinton, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal years ended December 31, 2004 and December 31, 2003.
(f)  Not applicable.
(g) The aggregate non-audit fees billed by Ernst & Young LLP to the Trust, the Adviser and all entities controlling, controlled by, or under common control with the Adviser that provide services to the Trust for the fiscal years ended December 31, 2004 and December 31, 2003 were $503,000 and $399,300, respectively.
(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

    Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

    Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) Sox Code of Ethics is attached.

      (a)(2) Section 302 Certification letters are attached.

      (b)    Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrimac Funds


      By: /s/ Paul J. Jasinski
      ----------------------------------------
      Paul J. Jasinski
      President and Principal Executive Officer

      Date: February 22, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



      By: /s/ Paul J. Jasinski
      -----------------------------------------
      Paul J. Jasinski
      President and Principal Executive Officer

      Date: February 22, 2005



      By:  /s/  John F. Pyne
      -----------------------------------------
      John F. Pyne
      Treasurer and Principal Financial Officer

      Date: February 22, 2005